Credit Agreements (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Total amount of credit facilities available		$ 1,027
Combined Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available		400
Amount of unsecured borrowing capacity		100
Committed Secured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available		250
Committed Secured Letter Of Credit Facility | Forecast
Line of Credit Facility [Line Items]
Total amount of credit facilities available	$ 150
Committed Secured Letter Of Credit Facility B
Line of Credit Facility [Line Items]
Total amount of credit facilities available		200
Unsecured Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available		175
Unsecured, Committed
Line of Credit Facility [Line Items]
Total amount of credit facilities available		50
Unsecured, Uncommitted
Line of Credit Facility [Line Items]
Total amount of credit facilities available		125
Outstanding Unsecured Letter Of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding amount		130
Outstanding Secured Letter Of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding amount		$ 480